Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of prepayments and other assets

		As of December 31,
		2019	2020
		RMB	RMB
Loans receivable, net	(1)	70,531	73,927
Rental and other deposits		6,993	14,439
Security deposits with real estate developers	(2)	72,573	55,296
Deposits for investments	(3)	3,155	1,540
Others		48,671	48,246
Prepayments and other assets		201,923	193,448
Current Portion		194,668	185,960
Non-Current Portion		7,255	7,488
Total prepayments and other assets		201,923	193,448

(1)    Loans receivable, net

(2)	The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time even under Exclusive Sales Contracts without Sales Commitment Arrangement (see note 1). The exclusive sales period normally last for a few months. Full deposits amounts are refundable at the end of the exclusive sales period.
(3)	The Group deposited investment funds of RMB3,155 and RMB1,540 for acquiring equity interests over certain limited partnerships as of December 31, 2019 and 2020, respectively.

Schedule of allowance for doubtful loans

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year:	1,411	1,113	4,255
(Reversal) Provision for the year	(493)	3,142	614
Collection of previously written-off debtors	195	—	128
Balance at the end of the year	1,113	4,255	4,997

Schedule of aging of loans receivable

	As of December 31,
	2019	2020
	RMB	RMB
1-29 days past Due	2,109	—
30-89 days past Due	—	—
90-179 days past Due	5,434	—
Over 180 days past Due	18,803	14,954
Total past Due	26,346	14,954
Current	48,440	63,970
Total loans	74,786	78,924

Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans receivable

	As of December 31,
	2019	2020
	RMB	RMB
Secured personal loans	16,741	14,197
Unsecured personal loans	58,045	64,727
	74,786	78,924
Less: allowance for doubtful loans	(4,255)	(4,997)
Loans receivable, net	70,531	73,927
Current Portion	66,431	67,979
Non-Current Portion	4,100	5,948
Total loans	70,531	73,927